SUBSEQUENT EVENTS (Details) $ / shares in Units, $ in Thousands		1 Months Ended			2 Months Ended	12 Months Ended
	Feb. 18, 2020 $ / shares	Mar. 31, 2020 vessel	Feb. 29, 2020 USD ($) $ / shares shares	Mar. 31, 2019 shares	Mar. 31, 2020 vessel	Dec. 31, 2019 USD ($) containership vessel $ / shares	Dec. 31, 2018 USD ($) containership vessel	Dec. 31, 2017 USD ($)	Jan. 31, 2020 USD ($)	Jan. 31, 2020 NOK (kr)	Oct. 31, 2015 vessel
Subsequent Event [Line Items]
Exercisable at end of year (in dollars per share) | $ / shares						$ 9.92
Proceeds from sale of vessels and termination of charters						$ 0	$ 145,654	$ 74,791
Gain/(Loss) on sale of assets and termination of charters, net						$ 0	$ (2,578)	1,124
Number of vessels sold | containership						0	1
Number of container vessels contracted to be chartered in | vessel						4	2				2
Purchase of vessels						$ 39,326	$ 1,137,703	$ 0
Subsequent Event
Subsequent Event [Line Items]
Dividend declared | $ / shares	$ 0.35
Termination fee			$ 3,200
NOK 600 Million Senior Unsecured Bond | Subsequent Event
Subsequent Event [Line Items]
Debt amount									$ 67,200	kr 600,000,000
Term loan facility, term			5 years
Solstad Farstad | Subsequent Event
Subsequent Event [Line Items]
Number of vessel charters | vessel					5
Number of vessels sold | vessel		4			4
Ship Finance International Limited Share Option Scheme
Subsequent Event [Line Items]
Number of options awarded to employees, officers, and directors | shares				6,869
Ship Finance International Limited Share Option Scheme | Subsequent Event
Subsequent Event [Line Items]
Granted (in shares) | shares			350,000
Vesting period			3 years
Term of options			5 years
Exercisable at end of year (in dollars per share) | $ / shares			$ 13.45
Front Hakata | Subsequent Event
Subsequent Event [Line Items]
Proceeds from sale of vessels and termination of charters			$ 33,500
Front Circassia, Front Page, Front Stratus, Front Serenade, Front Ariake | Subsequent Event
Subsequent Event [Line Items]
Proceeds from sale of vessels and termination of charters			19,900
Gain/(Loss) on sale of assets and termination of charters, net			$ 4,400
Maersk Sarat, Maersk Skarstind, Maersk Shivling | Subsequent Event
Subsequent Event [Line Items]
Term of time charter		5 years
Number of container vessels contracted to be chartered in | vessel		3			3
Extension of charter period		44 months